SUBSEQUENT EVENTS (Details) - TRY (₺) ₺ in Thousands		1 Months Ended
	Feb. 28, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 16, 2021
Subsequent events
Provision for Competition Authority Investigation			₺ 127,525
Percentage of standalone annual net revenue used to calculate provision for competition authority investigation			2.00%
Early payment discount			25.00%
Period of cumulative increase in consumer price index		3 years
Percentage of cumulative increase in consumer price index		109.40%
Minimum
Subsequent events
Percentage of standalone annual net revenue used to calculate provision for competition authority investigation			2.00%
Maximum
Subsequent events
Percentage of standalone annual net revenue used to calculate provision for competition authority investigation			4.00%
Major business combination | Doruk Finansman A.
Subsequent events
Percentage of stake acquired				100.00%
Transaction value				₺ 20,000
Major business combination | Doruk Finansman A. | Dogan Sirketler Grubu Holding A.S., Dogan Dis Ticaret ve Mumessillik A.S. and Dogan family individuals
Subsequent events
Percentage of stake acquired				100.00%
Cash transferred	₺ 5,000
Major business combination | Doruk Finansman A. | Doan irketler Grubu Holding A.
Subsequent events
Contingent consideration recognised as of acquisition date	₺ 15,000
Major business combination | Doruk Finansman A. | Doan irketler Grubu Holding A. | Maximum
Subsequent events
Conditional amount payment term	10 years
Major business combination | Doruk Finansman A. | Doan irketler Grubu Holding A. | Doruk Finansman A.
Subsequent events
Ownership interest in subsidiary	97.00%